RISK MANAGEMENT - Disclosure Of Derivative Financial Instruments Gain (Losses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Credit Risk Exposure [Line Items]
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	$ 553		$ 2,047	$ (2,669)
Hedge ineffectiveness gain (loss) recognized in profit or loss	30	$ (11)	0	(11)
Amount reclassified from hedging reserve to profit or loss (net of related tax)	(173)		(1,664)	2,024
Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	553	(2,669)	2,047	(2,669)
Amount reclassified from hedging reserve to profit or loss (net of related tax)	(173)	2,024	(1,664)	2,024
Cross currency interest rate swap | Cash flow hedges
Disclosure Of Credit Risk Exposure [Line Items]
Nominal amount	60,938		60,938
Carrying Amount of Asset (Liability)	333		333
Hedge ineffectiveness gain (loss) recognized in profit or loss	$ 30	$ (11)	$ 0	$ (11)